Non-life and Life and Health Reserves - Reconciliation of claims development to liability (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Reinsurance recoverable on paid and unpaid losses		$ 1,787,493	$ 901,063
Gross liability at end of year		12,047,792	11,395,321
Non Life
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		10,154,017
Other liabilities		361,109
Net liability at end of year		10,515,126	10,612,991	$ 9,608,588	$ 9,044,430
Reinsurance recoverable on paid and unpaid losses		1,532,666	782,330	754,795	850,946
Gross liability at end of year		12,047,792	$ 11,395,321	$ 10,363,383	$ 9,895,376
Non Life | Unallocated loss expenses
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other liabilities		187,139
Non Life | US Health net reserves
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other liabilities	[1]	170,617
Non Life | Other
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Other liabilities		3,353
Non Life | Property
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		1,925,372
Reinsurance recoverable on paid and unpaid losses		708,008
Non Life | Casualty
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		5,266,193
Reinsurance recoverable on paid and unpaid losses		519,597
Non Life | Specialty
Short-duration Insurance Contracts, Reconciliation of Claims Development to Liability [Line Items]
Total outstanding liability for unpaid claims		2,962,452
Reinsurance recoverable on paid and unpaid losses		$ 305,061

[1]	U.S. health business is not meaningful to include in the development tables as the estimated average duration of the health reserves is less than one year and substantially all claims are expected to be paid within two years, based on historical payout patterns.